LEGG MASON/QS AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.0%
American Funds Insurance Series:
Blue Chip Income and Growth Fund, Class 1A		57,234	$728,011
Growth Fund, Class 1A		25,471	2,560,617
New World Fund, Class 1A		76,393	2,012,958
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		40,046	1,287,875
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		42,008	1,082,135
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio, Institutional Shares		19,602	1,094,959
MainStay VP Funds Trust:
MainStay VP CBRE Global Infrastructure Portfolio, Initial Class		93,240	593,184
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		126,160	1,822,716
MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class		261,976	3,129,671
MainStay VP Indexed Bond Portfolio, Initial Class		240,889	2,732,959	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		144,981	4,017,612
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		80,814	5,259,274
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		63,094	2,017,793
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		219,892	4,604,545
Variable Insurance Products Fund II:
VIP Contrafund® Portfolio, Initial Class		33,228	1,485,283	(a)
VIP International Index Portfolio, Initial Class		112,532	1,070,182
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class		11,251	744,345

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $34,640,429)			36,244,119

	RATE
SHORT-TERM INVESTMENTS - 1.2%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $426,917)	0.015%	426,917	426,917

TOTAL INVESTMENTS - 99.2% (Cost - $35,067,346)			36,671,036
Other Assets in Excess of Liabilities - 0.8%			294,667

TOTAL NET ASSETS - 100.0%			$36,965,703

*	Non-income producing security.

(a)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent semi-annual shareholder report.

See Notes to Schedules of Investments.

Legg Mason/QS Model Portfolio Funds 2020 Quarterly Report	1

LEGG MASON/QS MODERATELY AGGRESSIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.4%
American Funds Insurance Series:
Blue Chip Income and Growth Fund, Class 1A		210,004	$2,671,249
Growth Fund, Class 1A		66,243	6,659,406
New World Fund, Class 1A		126,507	3,333,450
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		82,894	2,665,880
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		701,978	6,584,552
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		101,950	2,626,237
Janus Aspen Series - Janus Henderson VIT Global Research Portfolio, Institutional Shares		47,565	2,657,001
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		675,801	10,507,144
MainStay VP CBRE Global Infrastructure Portfolio, Initial Class		326,830	2,079,262
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		508,105	7,340,950
MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class		615,932	7,358,166
MainStay VP Indexed Bond Portfolio, Initial Class		1,157,808	13,135,681	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		433,541	12,013,933
MainStay VP MacKay Government Portfolio, Initial Class		231,460	2,629,668
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		256,944	16,721,512
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		166,664	5,330,069
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		596,207	6,582,126
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		505,916	10,593,878
Variable Insurance Products Fund II:
VIP Contrafund® Portfolio, Initial Class		89,414	3,996,792	(a)
VIP International Index Portfolio, Initial Class		329,694	3,135,392
Variable Insurance Products Fund III - VIP Growth Opportunities Portfolio, Initial Class		40,390	2,672,201

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $126,844,042)			131,294,549

	RATE
SHORT-TERM INVESTMENTS - 2.4%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $3,274,050)	0.015%	3,274,050	3,274,050

TOTAL INVESTMENTS - 100.8% (Cost - $130,118,092)			134,568,599
Liabilities in Excess of Other Assets - (0.8)%			(1,113,481)

TOTAL NET ASSETS - 100.0%			$133,455,118

*	Non-income producing security.

(a)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent semi-annual shareholder report.

See Notes to Schedules of Investments.

2	Legg Mason/QS Model Portfolio Funds 2020 Quarterly Report

LEGG MASON/QS MODERATE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.0%
American Funds Insurance Series:
Blue Chip Income and Growth Fund, Class 1A		210,724	$2,680,405
Growth Fund, Class 1A		46,503	4,674,967
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		83,092	2,672,251
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		554,528	5,201,475
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		102,442	2,638,900
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		1,083,962	16,853,109
MainStay VP CBRE Global Infrastructure Portfolio, Initial Class		363,878	2,314,953
MainStay VP Epoch U.S. Equity Yield Portfolio, Initial Class		417,090	6,025,995
MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class		561,469	6,707,537
MainStay VP Indexed Bond Portfolio, Initial Class		969,059	10,994,260	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		386,592	10,712,937
MainStay VP MacKay Government Portfolio, Initial Class		856,454	9,730,346
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		258,420	16,817,585
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		167,334	5,351,503
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		1,235,145	13,635,997
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		222,007	4,648,833
Variable Insurance Products Fund II:
VIP Contrafund® Portfolio, Initial Class		74,765	3,341,978	(a)
VIP International Index Portfolio, Initial Class		517,907	4,925,292

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $126,883,001)			129,928,323

	RATE
SHORT-TERM INVESTMENTS - 2.4%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $3,220,045)	0.015%	3,220,045	3,220,045

TOTAL INVESTMENTS - 100.4% (Cost - $130,103,046)			133,148,368
Liabilities in Excess of Other Assets - (0.4)%			(571,516)

TOTAL NET ASSETS - 100.0%			$132,576,852

*	Non-income producing security.

(a)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent semi-annual shareholder report.

See Notes to Schedules of Investments.

Legg Mason/QS Model Portfolio Funds 2020 Quarterly Report	3

LEGG MASON/QS MODERATELY CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.7%
American Funds Insurance Series - Growth Fund, Class 1A		12,934	$1,300,258
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I		176,079	1,269,528
BNY Mellon Investment Portfolios - Technology Growth Portfolio, Initial Shares		41,097	1,321,695
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Bond Fund, Class 1		135,288	1,269,004
Delaware VIP Trust - Delaware VIP Small Cap Value Series, Standard Class		50,430	1,299,080
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		610,657	9,494,318
MainStay VP CBRE Global Infrastructure Portfolio, Initial Class		165,926	1,055,604
MainStay VP Fidelity Institutional AM Utilities Portfolio, Initial Class		219,027	2,616,590
MainStay VP Indexed Bond Portfolio, Initial Class		475,958	5,399,883	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		164,116	4,547,843
MainStay VP MacKay Government Portfolio, Initial Class		780,473	8,867,107
MainStay VP MacKay High Yield Corporate Bond Portfolio, Initial Class		127,388	1,271,952
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		114,384	7,443,917
MainStay VP Winslow Large Cap Growth Portfolio, Initial Class		40,749	1,303,189
PIMCO Variable Insurance Trust - PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		861,122	9,506,784
Variable Insurance Products Fund - VIP Equity-Income Portfolio, Initial Class		78,192	1,637,349
Variable Insurance Products Fund II:
VIP Contrafund® Portfolio, Initial Class		29,530	1,319,995	(a)
VIP International Index Portfolio, Initial Class		272,254	2,589,141

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $62,225,130)			63,513,237

	RATE
SHORT-TERM INVESTMENTS - 1.2%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $779,241)	0.015%	779,241	779,241

TOTAL INVESTMENTS - 99.9% (Cost - $63,004,371)			64,292,478
Other Assets in Excess of Liabilities - 0.1%			57,198

TOTAL NET ASSETS - 100.0%			$64,349,676

*	Non-income producing security.

(a)	Contrafund is a registered service mark of FMR LLC.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent semi-annual shareholder report.

See Notes to Schedules of Investments.

4	Legg Mason/QS Model Portfolio Funds 2020 Quarterly Report

LEGG MASON/QS CONSERVATIVE MODEL PORTFOLIO

Schedules of investments (unaudited)	September 30, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 98.8%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund, Class I		250,961	$1,809,431
MainStay VP Funds Trust:
MainStay VP Bond Portfolio, Initial Class		434,649	6,757,796
MainStay VP Indexed Bond Portfolio, Initial Class		358,274	4,064,721	*
MainStay VP MacKay Common Stock Portfolio, Initial Class		164,156	4,548,971
MainStay VP MacKay Government Portfolio, Initial Class		595,036	6,760,320
MainStay VP MacKay High Yield Corporate Bond Portfolio, Initial Class		497,834	4,970,822
MainStay VP MacKay S&P 500 Index Portfolio, Initial Class		76,712	4,992,294
PIMCO Variable Insurance Trust:
PIMCO International Bond Portfolio (U.S. Dollar-Hedged), Institutional Class		551,860	6,092,538
PIMCO Total Return Portfolio, Institutional Class		450,430	5,188,947

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $44,707,209)			45,185,840

	RATE
SHORT-TERM INVESTMENTS - 2.4%
Blackrock Liquidity Funds - Treasury Trust Fund, Institutional Shares (Cost - $1,084,727)	0.015%	1,084,727	1,084,727

TOTAL INVESTMENTS - 101.2% (Cost - $45,791,936)			46,270,567
Liabilities in Excess of Other Assets - (1.2)%			(555,375)

TOTAL NET ASSETS - 100.0%			$45,715,192

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent semi-annual shareholder report.

See Notes to Schedules of Investments.

Legg Mason/QS Model Portfolio Funds 2020 Quarterly Report	5

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason/QS Aggressive Model Portfolio (“Aggressive Model Portfolio”), Legg Mason/QS Moderately Aggressive Model Portfolio (“Moderately Aggressive Model Portfolio”), Legg Mason/QS Moderate Model Portfolio (“Moderate Model Portfolio”), Legg Mason/QS Moderately Conservative Model Portfolio (“Moderately Conservative Model Portfolio”) and Legg Mason/QS Conservative Model Portfolio (“Conservative Model Portfolio”), (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in insurance-dedicated mutual funds that have been selected by New York Life Insurance and Annuity Corporation (“NYLIAC”) as investment options for use with their variable annuity and variable universal life insurance policies (“Underlying Funds”). The Underlying Funds include funds managed by investment advisers that are not affiliated with Legg Mason, Inc. (“Legg Mason”) and funds managed by Legg Mason affiliated investment advisers. Shares of the Portfolios are offered to variable annuity and variable life insurance separate accounts established by NYLIAC.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies issued by NYLIAC through their separate accounts.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

6

Notes to Schedules of Investments (unaudited) (continued)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$36,244,119	—	—	$36,244,119
Short-Term Investments†	426,917	—	—	426,917

Total Investments	$36,671,036	—	—	$36,671,036

†	See Schedule of Investments for additional detailed categorizations.

Moderately Aggressive Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$131,294,549	—	—	$131,294,549
Short-Term Investments†	3,274,050	—	—	3,274,050

Total Investments	$134,568,599	—	—	$134,568,599

†	See Schedule of Investments for additional detailed categorizations.

Moderate Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$129,928,323	—	—	$129,928,323
Short-Term Investments†	3,220,045	—	—	3,220,045

Total Investments	$133,148,368	—	—	$133,148,368

†	See Schedule of Investments for additional detailed categorizations.

7

Notes to Schedules of Investments (unaudited) (continued)

Moderately Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$63,513,237	—	—	$63,513,237
Short-Term Investments†	779,241	—	—	779,241

Total Investments	$64,292,478	—	—	$64,292,478

†	See Schedule of Investments for additional detailed categorizations.

Conservative Model Portfolio

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$45,185,840	—	—	$45,185,840
Short-Term Investments†	1,084,727	—	—	1,084,727

Total Investments	$46,270,567	—	—	$46,270,567

†	See Schedule of Investments for additional detailed categorizations.

8